PROPERTY, PLANT AND EQUIPMENT - Right-of-use asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CLP ($)
Right-of-use asset
Right of use	$ 21,337,277
Interest expense for lease liabilities	2,047,387
Buildings
Right-of-use asset
Right of use	1,414,602
Plant and equipment
Right-of-use asset
Right of use	17,869,673
Information technology equipment
Right-of-use asset
Right of use	2,064
Motor vehicles
Right-of-use asset
Right of use	1,332,218
Other Property, plant and equipment
Right-of-use asset
Right of use	718,720
Gross carrying amount
Right-of-use asset
Right of use	56,726,206
Gross carrying amount | Buildings
Right-of-use asset
Right of use	2,740,852
Gross carrying amount | Plant and equipment
Right-of-use asset
Right of use	37,671,980
Gross carrying amount | Information technology equipment
Right-of-use asset
Right of use	451,313
Gross carrying amount | Motor vehicles
Right-of-use asset
Right of use	7,298,422
Gross carrying amount | Other Property, plant and equipment
Right-of-use asset
Right of use	8,563,639
Accumulated depreciation
Right-of-use asset
Right of use	(35,388,929)
Accumulated depreciation | Buildings
Right-of-use asset
Right of use	(1,326,250)
Accumulated depreciation | Plant and equipment
Right-of-use asset
Right of use	(19,802,307)
Accumulated depreciation | Information technology equipment
Right-of-use asset
Right of use	(449,249)
Accumulated depreciation | Motor vehicles
Right-of-use asset
Right of use	(5,966,204)
Accumulated depreciation | Other Property, plant and equipment
Right-of-use asset
Right of use	$ (7,844,919)